PRIVATE PLACEMENT (Details) - Iris - USD ($)	Nov. 30, 2022	Mar. 09, 2021
Private Placement
Warrants expiration term		5 years
Private Warrants
Private Placement
Price of warrant		$ 1.5
Price per share	$ 11.5
Warrants forfeited	4,177,778
Value of forfeited warrants	$ 0
Private Placement
Private Placement
Number of warrants to purchase shares issued		5,013,333
Price per share		$ 1.5
Private Placement | Warrants
Private Placement
Number of warrants to purchase shares issued		1
Price per share		$ 11.5
Private Placement | Private Warrants
Private Placement
Number of warrants to purchase shares issued		5,013,333
Proceeds from issuance of warrants		$ 7,520,000
Number of shares per warrant		1
Price per share		$ 11.5
Warrants expiration term		5 years